Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Employer Identification Number: 35-1544218 Plan Number: 002
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) December 31, 2025

(a)(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment including Par or Maturity Value		(e) Current Value
Common Stock
*First Merchants Corporation	190,412	shares	$8,468,288
Mutual Funds
American Funds Europacific Growth Fund	38,779	shares	2,349,215
Dodge & Cox International Stock Fund	253,970	shares	4,180,354
Federated Hermes Short Intermediate Total Return Bond Fund	112,133	shares	1,145,998
Federated Hermes Total Return Bond Fund	664,657	shares	6,367,417
Fidelity Contrafund Fund	595,450	shares	20,834,800
Fidelity International Small Cap Fund	42,018	shares	1,555,092
JPMorgan Global Bonds Opportunities Fund	71,835	shares	712,600
MFS Mid Cap Growth Fund	175,879	shares	5,001,994
Principal High Yield Fund	248,184	shares	1,665,317
T Rowe Price Dividend Growth Fund	119,444	shares	9,740,673
Vanguard Target Retirement 2020 Fund	84,364	shares	2,315,794
Vanguard Target Retirement 2025 Fund	537,814	shares	10,729,380
Vanguard Target Retirement 2030 Fund	508,127	shares	21,509,000
Vanguard Target Retirement 2035 Fund	728,866	shares	19,956,344
Vanguard Target Retirement 2040 Fund	350,485	shares	17,506,727
Vanguard Target Retirement 2045 Fund	438,710	shares	15,240,776
Vanguard Target Retirement 2050 Fund	201,843	shares	11,965,231
Vanguard Target Retirement 2055 Fund	164,875	shares	10,908,116
Vanguard Target Retirement 2060 Fund	134,931	shares	8,228,103
Vanguard Target Retirement 2065 Fund	96,141	shares	3,848,540
Vanguard Target Retirement 2070 Fund	14,736	shares	468,891
Vanguard 500 Index Fund	48,592	shares	30,702,675
Vanguard Balanced Index Fund	45,328	shares	2,348,432
Vanguard Emerging Markets Stock Index Fund	46,871	shares	2,090,910
Vanguard High Dividend Yield Index Fund	58,267	shares	2,521,193
Vanguard International Growth Fund	32,128	shares	3,662,283
Vanguard Mid Cap Index Fund	27,599	shares	9,917,825
Vanguard Real Estate Index Fund	14,471	shares	1,814,485
Vanguard S/T Federal Fund	128,334	shares	1,328,253
Vanguard S/T Inflation Protected Securities Index Fund	66,665	shares	1,653,293
Vanguard Selected Value Fund	218,406	shares	5,792,119
Vanguard Small Cap Growth Fund	43,715	shares	4,639,028
Vanguard Small Cap Index Fund	55,714	shares	6,885,180
Vanguard Small Cap Value Index Fund	55,706	shares	5,070,401
Vanguard Target Retirement Income Fund	349,529	shares	4,847,972
Vanguard Total International Stock Index Fund	46,649	shares	1,890,679
Vanguard Windsor II Fund	134,025	shares	11,177,716
			$272,572,806

Group Annuity Contract
*Lincoln Stable Value Account	9,175,285	shares	$11,584,909

Self-Directed Brokerage Accounts
*Charles Schwab & Co., Inc. PCRA			$3,511,488

*Participant Loans	4.25% - 9.50%, 1/2026 - 8/2043		$3,135,467

Total			$299,272,958
*Party-in-interest